Stock Option Plan - Fair Value of Stock Option Awards to Non-Employees Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Options to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	77.58%		95.47%
Volatility, maximum	97.62%		97.62%
Risk-free interest rate, minimum	1.44%		1.44%
Risk-free interest rate, maximum	1.75%		1.75%
Dividend yield	0.00%	0.00%	0.00%
Options to Purchase Common Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years		5 years
Options to Purchase Common Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 29 days		6 years 7 days
Non-Employees Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	85.83%	87.53%
Volatility, maximum	90.50%	94.17%
Risk-free interest rate, minimum	1.73%	2.17%
Risk-free interest rate, maximum	2.24%	2.69%
Dividend yield	0.00%	0.00%	0.00%
Non-Employees Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	7 years 9 months	8 years 9 months
Non-Employees Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	10 years	9 years 8 months 1 day